Benefit Plans - Schedule of Analysis of Fair Value of Plan Assets (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Equity securities	33.00%	30.00%	29.00%
Debt securities	32.00%	32.00%	32.00%
Property	24.00%	24.00%	25.00%
Cash and cash equivalents	1.00%	3.00%	4.00%
Other investments	10.00%	11.00%	10.00%
Total	100.00%	100.00%	100.00%
Quoted
Disclosure of fair value of plan assets [line items]
Equity securities	33.00%	30.00%	29.00%
Debt securities	32.00%	32.00%	32.00%
Property	13.00%	11.00%	12.00%
Cash and cash equivalents	1.00%	1.00%	2.00%
Other investments	4.00%	4.00%	4.00%
Total	83.00%	78.00%	79.00%
Not Quoted
Disclosure of fair value of plan assets [line items]
Equity securities	0.00%	0.00%	0.00%
Debt securities	0.00%	0.00%	0.00%
Property	11.00%	13.00%	13.00%
Cash and cash equivalents	0.00%	2.00%	2.00%
Other investments	6.00%	7.00%	6.00%
Total	17.00%	22.00%	21.00%